Capital Structure and Financial Risk and Related Items - Equity and Capital Management (Details) € / shares in Units, $ / shares in Units, shares in Thousands, € in Millions			1 Months Ended		12 Months Ended
	Aug. 02, 2017 EUR (€) € / shares	Aug. 02, 2017 USD ($) $ / shares	Nov. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2018 kr / shares	Dec. 31, 2018 USD ($)	Aug. 02, 2017 kr / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 kr / shares
Summary of the Company's share activity
Shareholder distribution (Capital Reduction)	€ 917.7	$ 1,100,000,000	$ 32,200,000			$ 1,093,927,000
Annulment of ordinary shares outstanding (as a percent)	80.00%	80.00%	80.00%		80.00%
Proceeds from issuing shares | $					$ 1,000	49,000	$ 114,000
Par value per share | kr / shares								kr 0.01		kr 0.01		kr 0.01
Cash and cash equivalents | $						$ 109,554,000	$ 57,898,000		$ 82,542,000		$ 52,269,000
Ordinary shares
Summary of the Company's share activity
Balance at the beginning					94,368	471,439	468,717
Capital Reduction (in shares)					(377,472)
Balance at the end					95,074	94,368	471,439
Shareholder distribution (Capital Reduction)	€ 917.7	$ 1,100,000,000
Annulment of ordinary shares outstanding (as a percent)	80.00%	80.00%
Capital Reduction payment per share post Share Split | (per share)	€ 2.43125	$ 2.92
Deferred shares
Summary of the Company's share activity
Proceeds from issuing shares | $							$ 2,000
Deferred shares | Ordinary shares
Summary of the Company's share activity
Increase decrease in number of shares outstanding							1,422
Warrants
Summary of the Company's share activity
Proceeds from issuing shares | $				$ 49,000	$ 1,000		$ 112,000
Warrants | Ordinary shares
Summary of the Company's share activity
Increase decrease in number of shares outstanding					706	401	1,300